Other information (Tables)	12 Months Ended
Dec. 31, 2023
Additional Financial Information Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities:
The principal components of accounts payable and accrued liabilities are:

	2023	2022
Accrued interest	$68.7	$60.5
Accounts payable and other accrued liabilities	248.5	143.8
	$317.2	$204.3

Schedule of Supplemental Cash Flow Information	Supplemental cash flow information:

	2023	2022	2021
Interest paid	$372.4	$232.0	$149.5
Interest received	11.2	6.1	3.1
Undrawn credit facility fee paid	23.1	21.4	1.9
Income taxes (recovery) paid	(5.7)	(14.5)	25.7
20.    Other information (continued):
(b)Supplemental cash flow information (continued):

	2023	2022	2021
Non-cash financing and investing transactions:
Change in right-of-use assets and operating lease liabilities	$24.2	$127.2	$9.6
Commencement of sales-type lease	—	—	343.9
Purchase option finance lease	(127.1)	—	—
Interest capitalized on vessels under construction	2.9	2.8	4.0
Prepayments transferred to vessels upon vessel delivery	—	—	12.7
	$(100.0)	$130.0	$370.2

	2023	2022	2021
Changes in operating assets and liabilities
Accounts receivable	$(42.5)	$(61.6)	$35.2
Inventories	(4.2)	(3.6)	0.2
Prepaid expenses and other, and other assets	(1.0)	29.1	(54.1)
Acquisition related asset	(0.9)	—	—
Net investment in lease	27.5	20.5	14.9
Accounts payable and accrued liabilities	119.0	17.7	16.6
Addition of mobilization assets	(3.5)	—	—
Settlement of decommissioning provisions	(2.4)	(36.9)	(6.0)
Deferred revenue	145.6	13.7	18.1
Income tax payable	(5.7)	(14.5)	(13.5)
Major maintenance	(125.0)	(47.5)	(38.7)
Other assets	0.9	—	—
Other liabilities	5.1	—	18.9
Operating lease liabilities	(89.2)	(89.8)	(122.6)
Finance lease liabilities	5.3	(7.9)	—
Derivative instruments	(36.2)	7.4	26.5
Contingent consideration asset	2.2	3.2	6.1
	$(5.0)	$(170.2)	$(98.4)

Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2023	2022	2021
Cash and cash equivalents	$385.3	$280.0	$288.6
Restricted cash included in other assets (note 11)	2.6	11.0	38.2
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$387.9	$291.0	$326.8